Document and Entity Information	Aug. 22, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 22, 2019
Entity File Number	001-37825
Entity Registrant Name	Talend S.A.
Entity Incorporation, State or Country Code	I0
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	9, rue Pages
Entity Address, City or Town	Suresnes
Entity Address, Postal Zip Code	92150
Entity Address, Country	FR
Country Region	+33
City Area Code	(0) 1 4
Local Phone Number	6 25 06 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares
Trading Symbol	TLND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001668105
Amendment Flag	false